SUPPLEMENT

Dated February 19, 2010 to the

Class IA Shares Prospectus dated May 1, 2009

Class IB Shares Prospectuses dated May 1, 2009

(collectively the “Prospectuses”)

for the American Funds HLS Funds

Master Asset Allocation Fund

Susan M. Tolson is no longer involved in portfolio management of the Master Asset Allocation Fund (the “Fund”).  Accordingly, the table of portfolio counselors for the Fund in the prospectuses is amended as follows:

Master Asset Allocation Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Alan N. Berro (Senior Vice President)	9 years	Senior Vice President - Capital World Investors. Investment professional for 23 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jeffrey T. Lager	2 years	Senior Vice President — Capital World Investors Investment professional for 14 years in total; 13 years with CRMC or and affiliate	Serves as an equity portfolio counselor

James R. Mulally	3 years	Senior Vice President - Fixed Income, CRMC. Investment professional for 33 years in total; 29 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Eugene P. Stein	1 year	Senior Vice President — Capital World Investors Investment professional for 38 years in total; 37 years with CRMC or an affiliate	Serves as an equity portfolio counselor

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated February 19, 2010 to the

Class IA Shares Prospectus dated May 1, 2009

Class IB Shares Prospectuses dated May 1, 2009

(collectively the “Prospectuses”)

for the American Funds HLS Funds

Master Global Bond Fund

Susan M. Tolson is no longer involved in portfolio management of the Master Global Bond Fund (the “Fund”).  Additionally, James R. Mulally has been added as a portfolio counselor for the Fund.  Accordingly, the table of portfolio counselors for the Fund in the prospectuses is amended as follows:

Master Global Bond Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Mark H. Dalzell	3 years (since the Master Fund’s inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 31 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	3 years (since the Master Fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

James R. Mulally	1 year	Senior Vice President - Fixed Income, CRMC. Investment professional for 33 years in total; 29 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated February 19, 2010 to the

Class IA Shares Prospectus dated May 1, 2009

Class IB Shares Prospectuses dated May 1, 2009

(collectively the “Prospectuses”)

for the American Funds HLS Funds

Master International Fund

Alwyn W. Heong is no longer involved in portfolio management of the Master International Fund (the “Fund”).  Accordingly, the table of portfolio counselors for the Fund in the prospectuses is amended as follows:

Master International Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Sung Lee (Vice President)	3 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jesper Lyckeus	2 years (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years in total; 13 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher M. Thomsen	3 years	Senior Vice President — Capital Research Global Investors Investment professional for 12 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 19, 2010 TO THE
COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE AMERICAN FUNDS HLS FUNDS

DATED MAY 1, 2009

The SAI is revised as follows:

Susan M. Tolson will no longer serve as portfolio counselor of the Master Asset Allocation Fund and the Master Global Bond Fund.  James R. Mulally has been added as a portfolio counselor for the Master Global Bond Fund.  Additionally, Alwyn W. Heong will no longer serve as portfolio counselor of the Master International Fund.

Accordingly the following changes will be made to the section entitled “Portfolio Managers of the Funds — Other Accounts Managed by Master Fund Portfolio Counselors” of the SAI:

1.               The disclosure pertaining to Susan M. Tolson and Alwyn W. Heong is deleted in its entirety.

2.               In addition, information concerning Mr. Mulally is added to the Master Global Bond Fund as follows:

Master Global Bond Fund

PORTFOLIO COUNSELOR	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

James R. Mulally *	2	$52	0	$0	0	$0

* Information is as of the most recent fiscal year end.

This Supplement should be retained with your SAI for future reference